OPERATING LEASES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
OPERATING LEASES

NOTE 11 – OPERATING LEASES

The Company does not own any real property. The Company currently leases approximately 28,000 square feet of office space in Newton, Massachusetts. The Company’s leases expire on December 31, 2012.

Deferred rent represents the cumulative excess of the straight-lined rent expense over cash paid for rent.  The amount of deferred rent remaining on the Company’s balance sheet as of December 31, 2011 was approximately $100,000, which will be fully amortized to rent expense during 2012. Total minimum rental payments for 2012 are approximately $558,000. Rent expense for 2009, 2010 and 2011 was $290,430, $308,015, and $347,679 respectively.